CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 13,649	$ 17,542
Short-term interest-bearing bank deposits	107,289	79,552
Held for trading securities	1,995
Available for sale securities		1,845
Trade accounts receivable, net of allowance for doubtful accounts of $179 and $143, respectively	15,566	27,947
Inventories (Note 3)	16,107	18,118
Deferred income tax assets (Note 9)	142	137
Other current assets	2,928	3,922
TOTAL CURRENT ASSETS	157,676	149,063
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	750	750
Deferred income tax assets (Note 9)	1,654	33
Other long-term assets	169	197
Severance pay funds (Note 6)	1,580	1,852
Total long-term assets	4,153	2,832
FIXED ASSETS, NET (Note 4)	11,450	10,382
TOTAL ASSETS	173,279	162,277
CURRENT LIABILITIES
Trade accounts payable	11,568	15,599
Deferred revenues	3,022	3,420
Other current liabilities (Note 5)	12,606	11,448
TOTAL CURRENT LIABILITIES	27,196	30,467
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	2,465	2,798
Deferred revenues	36	341
Other long-term liability		7
TOTAL LONG TERM LIABILITIES	2,501	3,146
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	29,697	33,613
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 Shares 27,137,051 shares issued and outstanding at December 31, 2014 and 27,280,521 shares issued and outstanding at December 31, 2013	73	72
Additional paid-in capital	118,985	114,276
Accumulated other comprehensive income	(1,177)	541
Treasury shares	(6,726)
Accumulated profit	32,427	13,775
Total shareholders' equity	143,582	128,664
Total liabilities and shareholders' equity	$ 173,279	$ 162,277